Financial instruments (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Working capital	$ 9,746	$ 6,380
Equity price risk [member]
IfrsStatementLineItems [Line Items]
Change in market price, percentage	10.00%
Profit loss include in investment loss	$ (526)
Interest rate risk [member] | Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Increase (Decrease) of basis point in the applicable rate of interest	0.10%
Interest rate risk [member] | Secured Revolving Credit Facility [Member] | Base rate [member]
IfrsStatementLineItems [Line Items]
Interest rate	3.00%
Interest rate risk [member] | Secured Revolving Credit Facility [Member] | SOFR [member]
IfrsStatementLineItems [Line Items]
Interest rate	4.00%
Interest rate risk [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Increase (Decrease) of basis point in the applicable rate of interest	0.10%